COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Purchase orders and contracts
COMMITMENTS AND CONTINGENCIES
Capital commitments	$ 0.6	$ 3.7
Period for completing capital commitments	12 months
Severance payments
COMMITMENTS AND CONTINGENCIES
Financial effect	$ 5.8	$ 7.4